Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Tables)	6 Months Ended
Sep. 30, 2024
Offsetting [Abstract]
Offsetting Assets	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2024 (As Adjusted):				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,351	¥—	¥15,351	¥(12,155)	¥(1,095)	¥2,101
Receivables under resale agreements	20,906	(2,082)	18,824	(17,532)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥41,333	¥(2,157)	¥39,176	¥(34,339)	¥(1,104)	¥3,733
Financial liabilities:
Derivative liabilities	¥16,360	¥—	¥16,360	¥(11,625)	¥(2,154)	¥2,581
Payables under repurchase agreements	37,771	(2,081)	35,690	(34,188)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,446	¥(2,156)	¥60,290	¥(48,571)	¥(2,246)	¥9,473

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2024:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,382	¥—	¥16,382	¥(12,964)	¥(1,018)	¥2,400
Receivables under resale agreements	20,981	(2,567)	18,414	(17,382)	(10)	1,022
Receivables under securities borrowing transactions	5,553	(18)	5,535	(5,048)	—	487
Total	¥42,916	¥(2,585)	¥40,331	¥(35,394)	¥(1,028)	¥3,909
Financial liabilities:
Derivative liabilities	¥16,637	¥—	¥16,637	¥(12,616)	¥(1,361)	¥2,660
Payables under repurchase agreements	40,289	(2,565)	37,724	(35,949)	(64)	1,711
Payables under securities lending transactions	662	(18)	644	(626)	(3)	15
Obligations to return securities received as collateral	6,335	—	6,335	(1,342)	—	4,993
Total	¥63,923	¥(2,583)	¥61,340	¥(50,533)	¥(1,428)	¥9,379

Offsetting Liabilities	For certain transactions where a legal opinion with respect to the enforceability of netting has not been sought or obtained, the related amounts are not subject to enforceable master netting agreements and not included in “Gross amounts not offset in the condensed consolidated balance sheet” column in the tabular disclosure below.

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At March 31, 2024 (As Adjusted):				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥15,351	¥—	¥15,351	¥(12,155)	¥(1,095)	¥2,101
Receivables under resale agreements	20,906	(2,082)	18,824	(17,532)	(9)	1,283
Receivables under securities borrowing transactions	5,076	(75)	5,001	(4,652)	—	349
Total	¥41,333	¥(2,157)	¥39,176	¥(34,339)	¥(1,104)	¥3,733
Financial liabilities:
Derivative liabilities	¥16,360	¥—	¥16,360	¥(11,625)	¥(2,154)	¥2,581
Payables under repurchase agreements	37,771	(2,081)	35,690	(34,188)	(82)	1,420
Payables under securities lending transactions	1,092	(75)	1,017	(992)	(10)	15
Obligations to return securities received as collateral	7,223	—	7,223	(1,766)	—	5,457
Total	¥62,446	¥(2,156)	¥60,290	¥(48,571)	¥(2,246)	¥9,473

	Gross amounts of recognized assets/liabilities	Gross amounts offset in the condensed consolidated balance sheet	Net amounts presented in the condensed consolidated balance sheet	Gross amounts not offset in the condensed consolidated balance sheet		Net amounts
At September 30, 2024:				Financial instruments	Cash collateral received/pledged
	(in billions)
Financial assets:
Derivative assets	¥16,382	¥—	¥16,382	¥(12,964)	¥(1,018)	¥2,400
Receivables under resale agreements	20,981	(2,567)	18,414	(17,382)	(10)	1,022
Receivables under securities borrowing transactions	5,553	(18)	5,535	(5,048)	—	487
Total	¥42,916	¥(2,585)	¥40,331	¥(35,394)	¥(1,028)	¥3,909
Financial liabilities:
Derivative liabilities	¥16,637	¥—	¥16,637	¥(12,616)	¥(1,361)	¥2,660
Payables under repurchase agreements	40,289	(2,565)	37,724	(35,949)	(64)	1,711
Payables under securities lending transactions	662	(18)	644	(626)	(3)	15
Obligations to return securities received as collateral	6,335	—	6,335	(1,342)	—	4,993
Total	¥63,923	¥(2,583)	¥61,340	¥(50,533)	¥(1,428)	¥9,379